Post-employment benefits for employees (Details 3) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 17,533	$ 23,583	$ 25,602
Plan assets, at fair value	18,945	22,420	22,317
Funded status	1,412	(1,163)
Pension plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	919	1,127
Pension plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	6,161	8,510
Pension plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,691	2,938
Pension plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	9,681	12,135
Pension plans | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	11,824	15,268
Plan assets, at fair value	14,701	16,436
Funded status	2,877	1,168
Pension plans | Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	4,799	6,478
Pension plans | Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	7,025	8,790
Pension plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,746	3,645
Plan assets, at fair value	1,978	2,551
Funded status	(768)	(1,094)
Pension plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	556	688
Pension plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	431	620
Pension plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	830	1,208
Pension plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,485	1,817
Pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,963	4,670
Plan assets, at fair value	2,266	3,433
Funded status	(697)	(1,237)
Pension plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	363	439
Pension plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	931	1,412
Pension plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	861	1,730
Pension plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,171	1,528
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	422	560	632
Plan assets, at fair value	60	73	$ 89
Funded status	(362)	(487)
Other post-employment benefit plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	362	487
Other post-employment benefit plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	48	83
Other post-employment benefit plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	8	13
Other post-employment benefit plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	366	464
Other post-employment benefit plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	346	473
Plan assets, at fair value	60	73
Funded status	(286)	(400)
Other post-employment benefit plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	286	400
Other post-employment benefit plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	30	60
Other post-employment benefit plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	8	13
Other post-employment benefit plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	308	400
Other post-employment benefit plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	76	87
Plan assets, at fair value	0	0
Funded status	(76)	(87)
Other post-employment benefit plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	76	87
Other post-employment benefit plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	18	23
Other post-employment benefit plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Other post-employment benefit plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 58	$ 64